Legal Claim (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Disputes Classified As Possible Chance of Loss	Find below the disputes classified as possible chance of loss segregated into labor, tax and civil.

	12/31/2022	12/31/2021

Tax	20,452	18,753
Civil	—	—
Labor	1,967	1,817

Total	22,419	20,570